REGIONS FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                February 3, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: REGIONS FUNDS (the "Trust")
               Regions Treasury Money Market Fund
               Regions Limited Maturity Government Fund
               Regions Fixed Income Fund
               Regions Balanced Fund
               Regions Value Fund
               Regions Growth Fund
               Regions Aggressive Growth Fund
          1933 Act File No. 33-44737
          1940 ACT FILE NO. 811-6511

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated January 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 on January 26, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-1484.

                                          Very truly yours,



                                          /s/ Timothy S. Johnson
                                          Timothy S. Johnson
                                          Assistant Secretary